4. ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies
ACCOUNTING POLICIES

The main accounting policies used in the preparation of these financial statements are explained below.

4.1	New accounting standards, amendments and interpretations issued by the IASB effective as of December 31, 2018 and adopted by the Company

The Group has applied the following standards and/or amendments for the first time for their annual reporting period commencing January 1, 2018

- IFRS 15 "Revenue from contracts with customers" (issued in May 2014 and amended in September 2015)

- IFRS 9 "Financial instruments" (amended in July 2014)

- IFRS 2 "Share based payments" (amended June 2016)

- IFRIC 22 "Foreign currency transactions and advance consideration" (issued in December 2016)

- Annual improvements to IFRS Standards - Cycle 2014-2016 (issued in December 2016)

The impact of the main issues related to the initial application of IFRS 9 and IFRS 15 is disclosed below, the application of the rest of the standards, amendments or interpretations did not have any impact on the results of the operations or the financial position of the Company, neither on the accounting policies applicable as from January 1, 2018.

4.1.1 Impacts of adoption

4.1.1.1 IFRS 15

The Company opted to apply IFRS 15 retrospectively as from of January 1, 2018, only in relation to contracts that were not completed at the date of initial application, recognizing, when applicable, the cumulative effect of the application as an adjustment to the opening balance of retained earnings.

The management has assessed the effects of the application of IFRS 15, in relation to the contracts not completed as of January 1, 2018 and has not identified differences related to the identification of performance obligations, nor the methodology for allocating prices to those obligations, that could affect the amount or timing of revenue recognition and, as a consequence, the Company did not recognize any adjustment to the opening balance of retained earnings. Finally, no significant contract assets or contract liabilities to be separately presented in accordance with IFRS 15, have been identified.

4.1.1.2 IFRS 9

The Company applied IFRS 9 amended as from January 1, 2018, with the practical expedient permitted under the standard, without restating comparative periods.

The Company has reviewed its financial assets measured and classified at fair value through profit and loss or at amortized cost and has concluded that satisfy conditions to maintain the classification. As a result, the initial adoption did not affect the classification and measurement of financial assets of the Company.

On the other hand, regarding the new hedge accounting model, the Company has not opted for the designation of any hedge relationship at IFRS 9 amended initial adoption date and, consequently, the initial adoption did not have any impact on the results of operations or the financial position of the Company.

Finally, in relation to the change in the impairment methodology for financial assets based on expected credit losses, the Company applied the simplified approach of IFRS 9 for trade receivables and for other receivables with similar risk characteristics. To measure the expected credit losses, rates are calculated for different ranges of days past due on receivables that are grouped by business segment, and based on shared credit risk characteristics.

The expected credit loss as of January 1, 2018 was determined based on credit loss rates calculated for days past due detailed below:

Rates	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+180 days
Distribution of energy	8%	8%	12%	19%	26%	59%	69%	69%
Rest of business segments	0.32%	0.93%	8.11%	19.61%	35.69%	45.63%	59.00%	63.01%

The loss allowance for trade receivables adjustment as of January 1, 2018 for the application of the expected credit losses methodology to the loss allowance as of December 31, 2017, stated in terms of the measuring unit current as of December 31, 2018, amounted to $ 153 million and is detailed as follows:

Initial Adjustment
Loss allowance for trade receivables calculated under IAS 39 as of 12/31/2017	822
Adjustment to the opening balance of retained earnings	153
Loss allowance for trade receivables calculated under IFRS 9 as of 01/01/2018	975

The loss allowance for other receivables adjustment as of January 1, 2018 for the application of the expected credit losses methodology to the loss allowance as of December 31, 2017, stated in terms of the measuring unit current as of December 31, 2018, amounted to a decrease of $ 39 million and is detailed as follows:

Initial Adjustment
Loss allowance for other receivables calculated under IAS 39 as of 12/31/2017	256
Adjustment to the opening balance of retained earnings	(39)
Loss allowance for other receivables calculated under IFRS 9 as of 01/01/2018	217

The detailed adjustments to the opening balance in equity as a result of the application of IFRS 9, stated in terms of the measuring unit current as of December 31, 2018, are disclosed net of tax effect for a total amount of $ 80 million, with counterpart in retained earnings of $ 55 million and in non-controlling interest of $ 25 million.

In the prior year, the calculation of the loss allowance for trade receivables and other receivables was assessed based on the incurred loss model, and considered the existence of objective evidence of default for the recognition of losses in the statement of comprehensive income.

Finally, although cash, cash equivalents and financial assets are also subject to the impairment requirements of IFRS 9, the identified impairment loss is immaterial.

4.2	New accounting standards, amendments and interpretations issued by the IASB which are not yet effective and have not been early adopted by the Company

- IFRS 16 “Leases”: issued in January 2016 and replaces the current guidance in IAS 17. It defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. Under this standard, lessees have to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for lease contracts. This is a significant change compared to IAS 17 under which lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 contains an optional exemption for lessees in case of short-term leases and leases for which the underlying asset is of low value assets. The IFRS 16 is effective for annual periods beginning on or after 1 January 2019.

The Company will apply the practical expedients permitted under IFRS 16, in relation to the lease contracts previously identified as such under IAS 17, retrospectively with the cumulative effect recognised as an adjustment to the opening balance of retained earnings as of January 1, 2019, without restating the comparative information.

The company will recognise right-of-use assets for an amount equal to the lease liability at the adoption date (which is equivalent to the present value of the remaining lease payments), adjusted by the amount of any prepaid or accrued lease payments as of December 31, 2018. The Company is ending the analysis of its application and estimates that the initial application will not have a significant impact in retained earnings.

The Company, will maintain the recorded book value for the right-of-use assets and lease liabilities previously classified as finance leases under IAS 17, at the adoption date.

Finally, no transition adjustments will be made for leases in which Pampa is a lessor.

- IFRS 17 "Insurance contracts": issued in May 2017. Replaces IFRS 4, which was brought in as an interim standard in 2004 establishing the dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 establishes the principles for recognition, measurement, presentation and disclosure related to insurance contracts and shall by applied for annual reporting periods beginning on or after January 1, 2021, early application for entities that apply IFRS 9 and IFRS 15 is permitted. The Company is analyzing the impact of the application of IFRS 17, however, it estimates that it will not have any impact on the Company’s results of operations or financial position.

- IFRIC 23 "Uncertainty over Income Tax Treatments": issued in June 2017. Clarifies how to apply IAS 12 when there is uncertainty over income tax treatments to determine income tax. According to the interpretation, an entity shall reflect the effect of the uncertain tax treatment by using the method that better predicts the resolution of the uncertainty, either through the most likely amount method or the expected value method. Additionally, an entity shall assume that the taxation authority will examine the amounts and has full knowledge of all related information in assessing an uncertain tax treatment in the determination of income tax. The interpretation shall apply for annual reporting periods beginning on or after January 1, 2019, early application is permitted. The Company estimates that application of IFRIC 23 will not have any impact on the Company’s results of operations or financial position.

- IFRS 9 "Financial instruments": application guidance modified in October 2017, in relation to the classification of financial assets in the case of contractual terms that change the timing or amount of contractual cash flows to determine whether the cash flows that could arise due to that contractual term are solely payments of principal and interest on the principal amount. It is effective for annual periods beginning on or after January 1, 2019, early adoption is permitted. The Company estimates that its application will not have any impact on the Company´s results of operations or financial position.

- IAS 28 "Investments in associates and joint ventures": amended in October 2017. Clarifies IFRS 9 applies to other financial instruments in an associate or joint venture to which the equity method is not applied. It is applicable to annual periods beginning on or after January 1, 2019, early adoption is permitted. The Company estimates that its application will not have any impact on the Company’s results of operations or financial position.

- Improvements to IFRSs – 2015-2017 Cycle: amendments issued in December 2017 that are effective for periods beginning on or after January 1, 2019. The Company estimates that these amendments will not have any impact on the Company’s operating results or financial position.

-   IAS 19 "Employee benefits": amended in February 2018, establishes changes for measurement of past services costs and net interest in case of post-employment defined benefit plans amendments, curtailments or settlements. It is applicable to plan amendments, curtailments or settlements occurring on or after 1 January 2019.

-   Conceptual Framework: the IASB issued a revised conceptual framework for financial reporting that will replace the current framework. However, the framework is not a standard, nor does it replace any existing standard. The set of concepts of the revised conceptual framework is effective immediately for the IASB and Interpretations Committee. It is effective for annual periods beginning on or after January 1, 2020 for companies with financial statements under IFRS that use the conceptual framework to develop accounting policies when no IFRS Standard applies to a particular transaction.

-   IFRS 3 "Business Combinations": amended in October 2018. Clarifies the business definition and establishes guidelines to determine whether a transaction should be accounted as a business combination or as an asset acquisition. It is applicable to acquisition transactions on or after January 1, 2020 and early adoption is permitted.

-   IAS 1 "Presentation of financial statements" and IAS 8 "Accounting policies, changes in accounting estimates and errors": amended in October 2018. Clarify the definition of material and incorporate the concept of "obscured information" when there is a similar effect to omitting or misstating that information. It is applicable prospectively to annual periods beginning on January 1, 2020 and early adoption is permitted.

4.3	Effects of changes in inflation and foreign exchange rate

4.3.1 Functional and presentation currency

Information included in the financial statements is measured in the functional and presentation currency of the Company, which is the currency of the primary economic environment in which the entity operates. The functional currency is Argentine peso, which is the Group’s presentation currency.

IAS 29 "Financial reporting in hyperinflationary economies" requires for financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, to be stated in terms of the measuring unit current at the end of the reporting year. In general terms, by applying to non-monetary items the change in a general price index from the date of acquisition or the date of revaluation, as appropriate, to the end of the reporting period.

In order to determine whether an economy is categorized as a high inflation economy under IAS 29, the standard details several factors to be assessed, including the existence of a cumulative inflation rate over three years approaching, or exceeding, 100%. Cumulative inflation over the last three years exceeds 100%. Therefore, the Argentine economy should be considered a high inflation economy under IAS 29 as from July 1, 2018. The standard establishes that the adjustment methodology should be applied from its last application date, which was February 2003.

In an inflationary period, an entity holding an excess of monetary assets over monetary liabilities loses purchasing power, and an entity with an excess of monetary liabilities over monetary assets gains purchasing power, provided such items are not subject to an adjustment mechanism.

In turn, Law No. 27,468, published in the BO on December 4, 2018, amended Article 10 of Law No. 23,928 as amended, establishing that the repeal of all legal or regulatory standards that establish or authorize the indexation by prices, monetary update, variation of costs or any other form of repowering of debts, taxes, prices or rates of goods, works or services, does not include financial statements, for which the provisions of article 62 of Law No. 19,550 as amended will continue to be applicable. Additionally, the aforementioned law repealed of Decree No. 1,269 / 2002 dated on July 16, 2002 as amended and delegated to the PEN, through its controlling agencies, to establish the date from which the mentioned provisions will take effect in relation to the presentation of financial statements. Therefore, through General Resolution 777/2018, published in the BO on December 28, 2018, the CNV provided that entities subject to its control should apply the restatement method in a constant currency as established by IAS 29 for financial statements, interim financial statements and special purposes financial statements for periods ending as from December 31, 2018.

The main procedures for adjusting for inflation are the following:

-	Monetary assets and liabilities are not restated since they are already stated in terms of the measuring unit current at the end of the reporting year.
-	Assets and liabilities subject to adjustments based on specific agreements are restated in accordance with such agreements.
-	Non-monetary assets and liabilities are restated by applying the variation of the general price index from the acquisition or revaluation to the end of the reporting year.
-	Equity components are restated by applying the variation of the general price index from the date of contribution, or from the moment they arose by any other means.
-	Non-monetary assets and liabilities measured at fair value are not restated since they are already stated in terms of the measuring unit current at the end of the reporting year.
-	Components of the statement of comprehensive income are restated by applying the variation of the general price index form the date on which the income and expenses were originally recognized.

-	The loss or gain derived from the net monetary position of the Company is included in the statement of comprehensive income, in “Financial results”, under the heading "Gain on monetary position".
-	All the comparative figures are restated by applying the variation of the general price index until the end of the current year.

For initial application of the restatement method, equity accounts were restated as follows:

-	Share capital and treasury shares were restated from the date of subscription, repurchase or from last adjustment for inflation application date, whichever happened later. The resulting amount was included in "Adjustment of capital" and "Adjustment of own shares in portfolio" lines, respectively.
-	Share premiums were restated from the date of the respective merger.
-	Exchange differences on translation were stated in real terms.
-	Other comprehensive income or loss were restated from the date of each accounting registration.
-	Reserves were not restated in the initial application.

The adjustment for inflation was calculated considering the price index established by the FACPCE based on the price index published by the INDEC. As of December 31, 2018, the price index amounted to 184,255, with an inflation rate of 47.6% and 148.0% for the periods of 12 and 36 months, ended on that date, respectively.

4.3.2 Transaction and balances in foreign currency

Foreign currency transactions are translated into the functional and presentation currency using the exchange rates as of at the date of the transaction or measurement, if there are remeasured items. Foreign exchange gain and loss resulting from the settlement of any transaction and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of comprehensive income, net of inflation effect, unless they have been capitalized.

The exchange rates used are as follows: buying rate for monetary assets, selling rate for monetary liabilities, average rate at the end of the year for balances with related parties, and transactional exchange rate for foreign currency transactions.

4.3.3 Group companies

Results and financial position of subsidiaries and associates that have a different functional currency from the presentation currency are translated into the presentation currency as follows:

-	assets and liabilities are translated using the closing exchange rate;
-	gains and losses are translated using the exchange rates prevailing at the date of the transactions, stated in terms of the measuring unit current at the end of the reporting year.

The results from the remeasurement process into the functional currency are recorded in line “Financial results” of the Consolidated Statement of Income.

The results from the translation process into the functional currency to presentation currency transactions are recognized in “Other Comprehensive Income”, net of inflation effect. When an investment is sold or disposed of, in whole or in part, the related differences are recognized in the Consolidated Statement of Income as part of the gain/loss on the sale or disposal.

4.4	Principles of consolidation and equity accounting

4.4.1 Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group (see Note 4.4.5 below).

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Since the functional currency of some subsidiaries is different from the functional currency of the Company, exchange gains or losses arise from intercompany operations. Those exchange results are included in “Financial results” in the Consolidated Statement of Comprehensive Income under the heading Foreing Currency Exchage Difference, net.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Financial Position respectively.

4.4.2 Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see Note 4.4.4 below), after initially being recognized at cost.

4.4.3. Joint arrangements

Under IFRS 11 “Joint Arrangements” investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company has both joint operations and joint ventures.

Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings.

Joint ventures

Interests in joint ventures are accounted for using the equity method (see Note 4.4.4 below), after initially being recognized at cost.

4.4.4. Equity Method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, together with any long-term interests that, in substance, form part of the net investment, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity accounted investments is tested for impairment in accordance with the policy described below in Note 4.9.

4.4.5 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisitions comprises:

i)	the fair value of the transferred assets,
ii)	the liabilities incurred to the former owners of the acquired business,
iii)	the equity interests issued by the group,
iv)	the fair value of any asset or liability resulting from a contingent consideration arrangement, and
v)	the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred. The value of the goodwill represents the excess of: i) the consideration transferred, ii) the amount of any non-controlling interest in the acquired entity, and iii) the acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If the fair value of the net identifiable assets of the business acquired exceeds those amounts, the gain on bargain purchase is recognised directly in profit or loss.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognised in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss. The Group has up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the year in which the business combination occurred, the Group reports provisional amounts.

4.4.6. Changes in ownership interests

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in “Other reserves” within equity attributable to owners of the Company.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

4.5	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Executive committee.

The Executive committee, is the highest decision-making authority, is the person responsible for allocating resources and setting the performance of the entity’s operating segments, and has been identified as the person/ body executing the Company’s strategic decisions.

In segmentation the Company considers transactions with third parties and intercompany operations, which are done on internal transfer pricing based on market prices for each product.

4.6	Property, plant and equipment

Property, Plant and Equipment is measured following the cost model. It is recognized at acquisition cost stated in terms of the measuring unit current at the end of the reporting year, less depreciation a less any accumulated impairment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The cost of work in progress whose construction will extend over time includes, if applicable, the computation of financial costs, net of the inflation effect, accrued on loans granted by third parties and other pre-production costs, net of any income obtained from the sale of commercially valuable production during the launching period.

Works in progress are valued according to their degree of progress. Works in progress are recorded at cost stated in terms of the measuring unit current at the end of the reporting year, less any loss due to impairment, if applicable.

The depreciation methods and periods used by the group are described below.

Assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset´s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount, stated in terms of the measuring unit current at the disposal date. The resulting amount is subsequently stated in terms of the measuring unit current at the end of the reporting year.

4.6.1	Depreciation methods and usefull lives

The group depreciates productive wells, machinery and camps in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves is depreciated by applying the ratio of oil and gas produced to estimated proved oil and gas reserves. Acquisition costs related to properties with unproved reserves is valued at cost with recoverability periodically assessed on the basis of geological and engineering estimates of possible and probable reserves that are expected to be proved over the life of each concession.

Machinery and generation equipment (including any significant identifiable component) are depreciated under the unit of production method.

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings: 50 years

Substations: 35 years

High voltage lines: 40 - 45 years

Medium voltage lines: 35 - 45 years

Low voltage lines: 30 - 40 years

Transformer centrals: 25 - 35 years

Meters: 25 years

Vehicles: 5 years

Furniture, fittings and communication equipment: 5- 20 years

Computer equipment and software: 3 years

Tools: 10 years

Gas Plant and Pipeline: 20 years

The depreciation method is reviewed, and adjusted if appropriate, at the end of each year.

4.7	Intangible assets
4.7.1	Goodwill

Goodwill is the result of the acquisition of subsidiaries. Goodwill represents the excess of the acquisition cost over the fair value of the equity interest in the acquired entity held by the company on the net identifiable assets acquired at the date of acquisition, stated in terms of the measuring unit current at the end of the reporting year.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the acquirer’s cash-generating units or group of CGUs that are expected to benefit from the synergies of the combination. Each unit or group of units that goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

4.7.2	Concession arrangements

Concession arrangements corresponding to Edenor and hydroelectric generation plants Diamanteand Nihuiles are not under the scope of the guidelines of IFRIC 12 “Service Concession Arrangements”.

These concession agreements meet the criteria set forth by the IFRSs for capitalization and are stated in terms of the measuring unit current at the end of the reporting year less depreciation a less any accumulated impairment. They are amortized following the straight-line method based on each asset’s useful life, which corresponds to the life of each concession agreement.

4.7.3	Identified intangible assets in acquired investments

Corresponds to intangible assets identified at the moment of the acquisition of companies. Identified assets meet the criteria established in IFRS for capitalization and are stated in terms of the measuring unit current at the end of the reporting year less depreciation a less any accumulated impairment. They are amortized by the straight-line method according to the useful life of each asset, considering the estimated way in which the benefits produced by the asset will be consumed.

4.8	Assets for oil and gas exploration

The Company uses the successful efforts method of accounting for its oil and gas exploration and production activities. This method involves the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploratory wells that result in the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) the estimated asset retirement obligations.

According to the successful efforts method of accounting, exploration costs (including geological and geophysical costs), excluding exploratory well costs, are expensed during the period in which they are incurred. Drilling costs of exploratory wells are capitalized until it is determined that proved reserves exists and they justify the commercial development. If reserves are not found, such drilling costs are expensed. Occasionally, an exploratory well may determine the existence of oil and gas reserves but they cannot be classified as proved when drilling is complete. In those cases, such costs continue to be capitalized insofar as the well has allowed determining the existence of sufficient reserves to warrant its completion as a production well and the Company is making sufficient progress in evaluating the economic and operating feasibility of the project.

The initial estimated asset retirement obligations in hydrocarbons areas, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method. Additionally, a liability at the estimated value of the discounted amounts payable is recognized. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognized immediately in profit or loss.

4.9	Impairment of non-financial assets

Intangible assets that have an indefinite useful life and goodwill are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset´s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows which are largely independent of the cash inflows from other assets or groups of assets (cash generating units or CGUs).

Non-financial assets, other than goodwill, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

4.10	Financial assets

4.10.1	Classification

The Group classifies its financial assets in the following categories:

i.	those that are subsequently measured at fair value (either through other comprehensive income or through profit or loss), and
ii.	those that are subsequently measured at amortised cost.

The classification depends on the entity´s business model for managing the financial assets and the contractual cash flow characteristics.

Gains and losses from financial assets measured at fair value, will be recorded in the Statement of Comprehensive Income or in Statement of Other Comprehensive Income.

Investments in equity instruments are measured at fair value. For those investments that are not held for trading, the Company may make an irrevocable election at initial recognition to present subsequent changes in other comprehensive income. The Company's election was to recognize changes in fair value through profit and loss.

The company reclassifies financial assets when and only when it changes its business model for managing those financial assets.

4.10.2	Recognition and derecognition

Regular way purchases and sales of financial assets are recognised and derecognised, as applicable, using trade date accounting or settlement date accounting on the date of contracting or settlement, that is, the date on which the Company commits itself to purchase or sell an asset. Financial assets are derecognized only when the contractual rights to receive the cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership of the asset.

4.10.3 Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

A gain or loss on a debt investment that is subsequently measured at fair value and is not part of a hedging relationship is recognised in profit or loss and disclosed in “Changes in the fair value of financial instruments” within “Other financial Results. A gain or loss on a debt investment that is subsequently measured at amortised cost and is not part of a hedging relationship is recognized in profit or loss when the financial asset is derecognised or impaired and through the amortization process using the effective interest rate method.

The Group subsequently measures equity investments at fair value. Dividends from such investments continue to be recognized in profit or loss as long as they represent a return on investment.

4.10.4 Impairment of financial assets

As from January 1, 2018, the Company assesses the expected credit losses related to its financial instruments at amortized cost and financial instruments at fair value through other comprehensive income, if applicable.

The Company applies the simplified approach allowed by IFRS 9 to measure expected credit losses for trade receivables and other receivables with similar risk characteristics. For this purpose, receivables are grouped by business segment and based on shared credit risk characteristics and expected credit losses are determined based on rates calculated for different ranges of default days from the due date.

The expected loss rates are based on the sales collection profiles over a period of 24 months before the end of each year, considering historical credit losses experienced within this period that are adjusted, if applicable, to reflect forward-looking information that could affect the ability of customers to settle the receivables.

Edenor’s allowance for impairment of receivables is assessed based on the delinquent balance, which comprises all such debt arising from the bills for electricity consumption of small-demand (T1), medium-demand (T2), and large-demand (T3) customers that remain unpaid 7 working days after their first due dates. The Company’s Management records an allowance applying to the delinquent balances of each customer category an uncollectibility rate that is determined according to each customer category based on the historical comparison of collections made.

Additionally, and faced with temporary and/or exceptional situations, Edenor’s Management may redefine the amount of the allowance, specifying and supporting the criteria used in all the cases.

4.10.5 Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the consolidated statements of financial position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

4.11	Trade and other receivables

Trade receivables and other receivables are recognized at fair value and subsequently measured at amortized cost, using the effective interest method, less provision for impairment, if applicable.

The Company recongnises provisions for impairment on trade and other receivables based on expected credit loss model described in Note 4.10.4. Trade receivables are written off when there is no reasonable expectation of recovery. The Company considers the following default indicators: i) voluntary reorganization proceedings, bankruptcy or initiation of judicial demands; ii) insolvency implying a high impossibility of collection and iii) past due balances greater than 90 days.

Receivables from CAMMESA, documented as LVFVDs, have been valued at their amortized cost, the maximum value of which is their recoverable amount at the period’s closing date. The amortized cost has been determined based on the estimated future cash flows, discounted based on a rate reflecting the time value of money and the risks inherent to the transaction.

Receivables arising from services billed to customers but not collected by Edenor, as well as those arising from services rendered but unbilled at the closing date of each financial year are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

Receivables from electricity supplied to low-income areas and shantytowns are recognized, also in line with revenue, when the Framework Agreement has been renewed for the period in which the service was provided.

Where applicable, allowances for doubtful tax credits have been recognized based on estimates on their uncollectibility within their statutory limitation period, taking into consideration the Company’s current business plans.

4.12	Derivative financial instruments and hedging account

Derivative financial instruments are measured at fair value, determined as the amount of cash to be collected or paid to settle the instrument as of the measurement date, net of any prepayment collected or paid. Fair value of derivative financial instruments traded in active markets is disclosed based on their quoted market prices and fair value of instruments that are not traded in active markets is determined using different valuation techniques. Subsequent accounting of changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company may designate derivative financial instruments in the following categories:

i.	fair value hedge of recognized assets or liabilities or over firm commitment (fair value hedge);
ii.	cash flow hedges of a particular risk associated with recognized assets and liabilities and highly probable future transactions (cash flow hedges), or
iii.	net investment hedge in foreign operation (net investment hedges).

At the beginning of the hedge relationship, the Group documents the economic relationship between the hedging instruments and the hedged items, even if it is expected that changes in the cash flows of the hedging instruments offset changes in the cash flows of the hedged items. The Group documents its objective and risk management strategy to carry out its hedging operations.

Changes in the measurement of derivative financial instruments designated as cash flow hedge, which have been determined as effective, are recognized in equity. The gain or loss related to the ineffective portion is recognized immediately in profit or loss. Changes in the measurement of derivative instruments that do not qualify for hedge accounting are recognized in profit or loss.

Changes in the measurement of derivative financial instruments designated as effective cash flow hedges are recognized in other comprehensive income. The gain or loss related to the ineffective portion is recognized immediately in the statement of income. Changes in the measurement of derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges are recognized in the statement of income.

The Company partially hedges its exchange rate risk mainly through the execution of forward contracts denominated in U.S. dollars. However, the Company has not formally designated privately negotiated derivatives as hedging instruments. Therefore, changes in their value are disclosed in “Foreign currency exchange difference”, under “Other financial results”.

4.13	Inventories

This line item includes crude oil stock, raw materials, work in progress and finished products relating to Petrochemicals and Oil and Gas business segments as well as materials and spare parts relating to the Generation and Distribution of Energy business segments.

Inventories are stated at the lower of cost stated in terms of the measuring unit current at the end of the reporting year or net realizable value. Cost is determined using the weighted average price method. The cost of inventories includes expenditure incurred in purchases and production and other necessary costs to bring them to their existing location and condition. In case of manufactured products and production in process, the cost includes a portion of indirect production costs, excluding any idle capacity (slack).

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of income when the inventories are overstated.

The Company has classified materials and spare parts into current and non-current, depending on the timing in which they are expected to be used for replacement or improvement on existing assets. The portion of materials and spare parts for maintenance or improvements on existing assets, is exposed under the heading “Property, plant and equipment”.

4.14	Non-current assets (or disposal group) held for sale and discontinued operations

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount stated in terms of the measuring unit current at the end of the reporting year and fair value less costs to sell, except deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights from insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) until fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. The gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they be classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified group of assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet. These assets and liabilities are not offset.

If it is a discontinued operation, that is, an item which has been disposed of or classified as held for sale; and (i) it represents a significant business line or geographic area which may be considered separate from the rest; (ii) it is part of a single coordinated plan to dispose of a significant business line or operating geographic area which may be deemed separate from the rest; or (iii) it is a subsidiary entity acquired solely for the purpose of reselling it; a single amount is disclosed in the statement of comprehensive income, which shows results of discontinued operations, net of tax, including the result for the valuation at fair value less cost of sales or asset disposal costs, if applicable.

4.15	Cash and cash equivalents

For the purpose of presentation in the Consolidated Statement of Cash Flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. If any, bank overdrafts are shown within borrowings in current liabilities in the Consolidated Statement of Financial Position and there are not disclosed under Cash and cash equivalents in the Consolidated Statement of Cash Flows since they are not part of the Company’s cash management.

4.16	Shareholder´s equity

Equity’s movements have been accounted for in accordance with the pertinent decisions of shareholders' meetings and legal or regulatory standards.

All equity items are stated in terms of the measuring unit current at the end of the reporting year, except for “Share Capital” and “Treasury Shares”, which represent the subscribed and integrated capital in circulation and portfolio, respectively. Adjustments derived from restating those items into the measuring unit current at the end of the reporting year are disclosed in items “Share capital Adjustment” and “Treasury shares Adjustment”, respectively.

a.	Share capital

Share capital represents the capital issued, composed of the contributions that were committed and/or made by the shareholders and represented by shares that comprise outstanding shares at nominal value. Ordinary shares are classified as equity. The restatement into the measuring unit current at the end of the reporting year has been applied from the date of subscription. The restatement of Treasury shares and Treasury shares cost have been applied from the date of each share repurchase transaction.

b.	Share premium

It includes:

(i)	The portion of the collected price exceeding the face value of the shares issued by the Company, net of absorbed accumulated losses. The restatement into the measuring unit current at the end of the reporting year has been applied from the date of subscription.
(ii)	The difference between the fair value of the consideration paid/collected and the accounting value of the equity interest in the subsidiary acquired/sold/diluted which does not represent a loss of control or significant influence. The restatement into the measuring unit current at the end of the reporting year has been applied from the date of each purchase transaction after restating the result into the measuring unit current at the date of each purchase.
(iii)	The difference between the proportional equity value registered before the merger of subsidiary and the value resulting from applying to the subsidiary’s merged equity interest, the new ownership share resulting from the exchange relationship. The restatement into the measuring unit current at the end of the reporting year has been applied from the merger effective date as determined by the Merger Commitment.
c.	Legal reserve

In accordance with the Argentine Commercial Companies Law No. 19,550, 5% of the profit arising from the statement of comprehensive income for the year, prior years' adjustments, the amounts transferred from other comprehensive income and prior years' accumulated losses, must be appropriated to a legal reserve until such reserve equals 20% of the Company’s share capital and the related adjustment of share capital. When for any reason, the amount of this reserve will be shorter, dividends may not be distributed, until such amount is reached. The amount is stated at book value at the beginning of the first period of application of IAS 29 and subsequently is stated in terms of the measuring unit current at the end of the reporting year. Any amounts of legal reserve appropriated after IAS 29 first application, is restated from the end of the prior year.

d.	Voluntary reserve

This reserve results from an allocation made by the Shareholders’ Meeting, whereby a specific amount is set aside to cover for the funding needs of projects and situations associated with Company policies. The amount is stated at book value at the beginning of the first period of application of IAS 29 and subsequently is stated in terms of the measuring unit current at the end of the reporting year. Any amounts of legal reserve appropriated after IAS 29 first application, is restated from the end of the prior year.

e.	Other reserves

It includes the result of operations with non-controlling interest that do not result in a loss of control and reserves for stock compensation plans. The amount is stated at book value at the beginning of the first period of application of IAS 29 and subsequently is stated in terms of the measuring unit current at the end of the reporting year. Any amounts of legal reserve appropriated after IAS 29 first application, is restated from the end of the prior year.

f.	Retained earnings (Acumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS. The restated amount is derived from the difference between the equity at the beginning of the first period of application of IAS 29 and the restatement of assets, liabilities and the rest of the equity items. Subsequently, the amounts are restated into the measuring unit current at the end of the reporting year.

General Resolution No. 593/2011 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company’s Shareholders have complied with these requirements.

g.	Other comprehensive income

It includes gains and losses from the remeasurement process of foreign operations and actuarial gains and losses for defined benefit plans and the related tax effect, net of the inflation effect.

h.	Dividends distribution

Dividend distribution to Company shareholders is recognized as a liability in the consolidated financial statements in the year in which the dividends are approved by the Shareholders' Meeting. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements. The restatement into the measuring unit current at the end of the reporting year has been applied from the date of the Shareholders' Meeting in which distsribution decision has been taken.

4.17	Compensation plans

Note 45 details the conditions applicable to the different compensation agreements, the payment conditions, and the main variables considered in the corresponding valuation model.

The following guidelines under IFRS 2 have been taken into consideration for the registration of stock-based compensations:

- Compensations payable in cash:

i)	Compensation agreements – Senior Management: the reasonable value of the received services is measured through a share appreciation estimate using the Black-Scholes-Merton valuation model. The fair value of the amount payable under the compensation agreements is accrued and acknowledged as an expense, with the corresponding increase in liabilities. Liabilities are revalued on each balance sheet date. Any change in the fair value of liabilities is disclosed under profit or loss.
ii)	Company Value Sharing (“Company-Value Compensation”) – Pampa (as PEPASA´s successor company): the Black-Scholes-Merton financial valuation model was used to make this estimate, taking into consideration the enforceability of the remuneration. The fair value of the amount payable for the compensation plan is accrued and acknowledged as an expense, with the recognition of an increase in liabilities. Liabilities are revalued on each balance sheet date and at their settlement date. Any change in the fair value of liabilities is disclosed under profit or loss.
iii)	Annual Variable Compensation granted to certain officers for the performance of technical and administrative duties amounting to 7% of the EBDA accrued (EBITDA less paid income tax, less total net financial costs, less interest on its own capital, considering an annual 10% dollar-denominated rate) of PEPASA´s continuing business in Pampa. The Company recognizes a provision (liability) and an expense for this EBDA Compensation based on the previously mentioned formula.

- Compensations payable in shares

i)	Stock-based Compensation Plan – Officers and other key staff: the fair value of the received services is measured at the fair value of shares at the time of granting, and is disclosed during the vesting period, together with the corresponding increase in equity.
ii)	Stock-based Compensation Plan -Edenor: The fair value of the services received is disclosed as an expense and determined by reference to the fair value of the granted shares and charged to profit or loss in the vesting period, or immediately if vested at the grant date.

4.18	Trade payables and other payables

Trade payables and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, except for particular matters described below.

4.18.1 Customer guarantees

Customer guarantees are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

In accordance with the Concession Agreement, Edenor is allowed to receive customer guarantees in the following cases:

i.	When the power supply is requested and the user is unable to provide evidence of his legal ownership of the premises;
ii.	When service has been suspended more than once in one-year period;
iii.	When the power supply is reconnected and Edenor is able to verify the illegal use of the service (fraud).
iv.	When the customer is undergoing liquidated bankruptcy or reorganization proceedings.

Edenor has decided not to request customer guarantees from residential tariff customers.

Customer guarantees may be either paid in cash or through the customer’s bill and accrue monthly interest at a specific rate of Banco de la Nación Argentina for each customer category.

When the conditions for which Edenor is allowed to receive customer guarantees no longer exist, the customer’s account is credited for the principal amount plus any interest accrued thereon, after deducting, if appropriate, any amounts receivable which Edenor has with the customer.

4.18.2 Edenor’s customer refundable contributions

Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements and the provisions of ENRE Resolution No. 215/12. These contributions are initially recognized as trade payables at fair value against Property, plant and equipment, and are subsequently measured at amortized cost using the effective interest rate method.

4.18.3 Edenor’s particular matters

The recorded liabilities for the debts with the FOTAE, the penalties accrued, whether imposed or not yet issued by the ENRE (Note 2.3), and other provisions are the best estimate of the settlement value of the present obligation in the framework of IAS 37 provisions at the date of these financial statements.

The balances of ENRE Penalties and Discounts are adjusted in accordance with the regulatory framework applicable thereto and are based on Edenor’s estimate of the outcome of the RTI process described in Note 2.3, whereas the balances of the loans for consumption (mutuums) are adjusted by a rate equivalent to the monthly average yield obtained by CAMMESA from its short-term investments.

4.19	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings, using the effective interest method.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale, net of the inflation effect. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

4.20	Deferred revenues

Non-refundable customer contributions

Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements. The assets received are recognized by Edenor as Property, plant and equipment with a contra-account in deferred revenue, the accrual of which depends on the nature of the identifiable services, in accordance with the following:

i.	Customer connection to the network: revenue is accrued until such connection is completed;
ii.	Continuous provision of the electric power supply service: throughout the shorter of the useful life of the asset and the term for the provision of the service.
4.21	Employee benefits

4.21.1 Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current salaries and social security payable in the consolidated statement of financial position.

4.21.2 Defined benefit plans

Labor costs liabilities are accrued in the periods in which the employees provide the services that trigger the consideration.

The cost of defined contribution plans is periodically recognized in accordance with the contributions made by the Company.

Additionally, the Company operates several defined benefit plans. Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.

The defined benefit liability recognized in the financial statement balance sheet, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

Actuarial gains and losses from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income (loss) in the period in which they arise and past service costs are recognized immediately in the statement of income (loss).

4.22	Provisions, contingent liabilities and contingent assets

Provisions are recognized when the group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle that obligation, and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Provisions are measured at the present value of the expenditures expected to be required to settle the present obligation, taking into account the best available information as of the date of the financial statements based on assumptions and methods considered appropriate and taking into account the opinion of each Company’s legal advisors. As additional information becomes available to the Company, estimates are revised and adjusted periodically. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as other financial results.

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity; or present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognised. The Company discloses in notes to the financial statements a brief description of the nature of material contingent liabilities.

Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity.

Contingent assets are no recognised. The Company discloses in notes to the financial statements a brief description of the nature of material contingent assets, where the related inflows of economic benefits are estimated to be probable.

4.23	Revenue from contracts with customers

4.23.1 Generation segment

(i) Revenues from SPOT market sales (SEE Resolution No. 19 /2017)

The Company recognizes revenues from i) power availability on a monthly basis as the different power stations are available to generate and ii) energy generated when the delivery of energy is effective, based on the price specified in the applicable Resolution depending on the technology of each plant, including the additional remuneration, if applicable. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days.

(ii) Revenues from contracts with CAMMESA (SE Resolution No. 220/07, SEE Resolution No. 21/16, SEE Resolution No. 287/17 and Renovar Programs)

The Company recognizes revenues from supply contracts with CAMMESA for i) power availability, when applicable, on a monthly basis, as the different power plants are available to generate and ii) energy generated when the delivery of energy is effective, based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days.

(iii) Revenues from contracts within the MAT (energy plus Resolution SE No. 1,281/06)

The Company recognizes revenues from energy plus sales and renewable energy when the delivery of energy is effective based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.23.2 Distribution segment

(i) Revenues from contracts with customers (ENRE Resolutions No. 63/17, 603/17, 33/18, 208/18 and SE Resolution No. 366/18)

Edenor recognizes, on a monthly basis, revenues from electricity distribution and commercialization as energy is distributed to each client based on the applicable tariff and procedures established by the ENRE. Such revenue includes energy delivered, whether billed or unbilled, at the end of each period. Revenues are not adjusted for the effect of financing components as sales’ payments are not deferred over time, which is consistent with market practice.

The current remuneration scheme establishes certain limits to the increase in the VAD resulting from the tariff structure review process, as well as a mechanism for monitoring the variation of CPD, which implies an increase in the compensation scheme for certain cases; the Company recognizes related revenues only to the extent that it is highly probable that a significant reversal will not occur and it is probable that the consideration will be collected regardless the period in which the energy is distributed.

Edenor recognizes revenues related to energy supply to low-income areas and shantytowns, only to the extent that the Framework Agreement with Argentine Nation and Province of Buenos Aires has been renewed for the period in which the service was rendered.

(ii) Edenor’s other revenues from contracts with customers

Edenor recognizes other revenues from contracts with customers in relation to connection and reconnection services, rights of use on poles and transport of energy to other distribution companies on a monthly basis as services are rendered based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales’ payments are not deferred over time, which is consistent with market practice.

4.23.3 Oil and gas segment

The Company recognizes revenues from the sale of gas when control of the product is transferred, that is, at the output of each area, when the gas is delivered to the carrier and to the extent there is no unfulfilled obligation that could affect the acceptance of the product by the client. In all cases the transport of the gas is in charge of the client. Revenues from these sales are recognized based on the price by product specified in each contract or agreement to the extent that it is highly probable that a significant reversal will not occur.

Revenues are not adjusted for the effect of financing components as sales are made with a credit term not exceeding 45 days, which is consistent with market practice.

4.23.4 Petrochemical segment

The Company recognizes revenues from the sale of petrochemical products, whether in local or foreign market, when the control of the product is transferred, that is, when the products are delivered to the client and there is no unfulfilled obligation that could affect the acceptance of the product by the client. The delivery, as established in each contract, is occurs:

(a) when the products are dispatched and transported by and in charge of the client, or,

(b) when the products have been dispatched by the Company to a specific location, the obsolescence risks and loss have been transferred to the client, and the client has accepted the products according to the sale contract, the acceptance provisions have expired, or when the Company has objective evidence that all acceptance criteria have been met.

Revenues from these sales are recognized based on the price specified in each contract, to the extent that it is highly probable that a significant reversal will not occur. Revenues are not adjusted for the effect of financing components as sales are made with a credit term not exceeding 90 days, which is consistent with market practice.

4.23.5 Holding and others segment

The Company recognizes revenues from contracts with customers in relation to advisory services to related companies as services are rendered based on the price established in each agreement. Revenues are not adjusted for the effect of financing components, as sales are made with a credit term of 30 days, which is consistent with market practice.

4.24	Other Income

4.24.1 Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. There are no unfulfilled conditions or other contingencies attaching to the following grants. The group did not benefit directly from any other forms of government assistance.

4.24.1.1 Recognition of Compensation from Programs Encouraging an Increase in Domestic Natural Gas Production

The Company recognizes revenues from Programs Encouraging an Increase in Domestic Natural Gas Production when the delivery of the gas is effective based on the price established in the applicable regulation, only to the extent that it is highly probable that a significant reversal will not occur and it is probable that the consideration will be collected, that is, as the procedure established by Government is formally complied with. Although, the consideration Programs´ collection depends on the Argentine Government’s payment capacity that has incurred in important delays in the cancellation of the credits in the past, revenues are not adjusted for the effect of financing components, which is consistent with market practice.

The recognition of income from Programs Encouraging an Increase in Domestic Natural Gas Production is covered by IAS 20 since it involves a compensation as a result of the production increase committed.

This item has been disclosed under Programs Encouraging an Increase in Domestic Natural Gas Production, under Other operating income, in the Consolidated Statement of Comprehensive Income. Furthermore, ítem Extroardinary Canon disclosed within Other operating expenses includes fiscal costs related to this Programs.

4.24.2 Interest income

Interest income from financial assets at fair value through profit or loss is included into the result of changes in the fair value of those assets. Interest income from financial assets at amortized cost and financial assets at fair value through other comprehensive income are recognised in the statement of income.

Interest income is calculated by using the effective interest rate to the gross carrying amount of a financial asset (without considering impairment provision), except for impaired financial assets, that is calculated by applying the effective interest rate to carrying amount net of impairment provision.

4.24.3 Dividends

Dividends are received from financial assets measured at fair value through profit or loss or through other comprehensive income. Dividends are recognized as revenue when the right to receive payment has been established. This applies even if they are paid out of pre-acquisition profits.

4.25	Income tax and minimun notional income tax

4.25.1 Current and deferred income tax

The tax expenses for the year include current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they come from the initial recognition of goodwill; or if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences.

Deferred income tax is provided on temporary differences from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax assets and liabilities have not been discounted, and are stated at their nominal value.

Income tax rates prevailing at year-end in Argentina (see Note 2.7), Venezuela, Ecuador, Bolivia, Spain and Uruguay are 30%, 50%, 22%, 25%, 25% and 25%, respectively. Additionally, payment of Bolivian-source income to beneficiaries outside Bolivia is levied with a 12.5% withholding income tax.

4.26.2 Minimum notional income tax

The Company assesses the minimum notional income tax by applying the current 1% rate over the assets computable at the closing of the year. As this tax supplements the income tax, the Company does not assess it for the periods where no income is evidenced on the income tax, based on the case law established by the “Hermitage” decision (CSJN, 15/06/2010), which ruled on the unconstitutionality of this tax when tax losses are disclosed for the period.

The Company’s tax obligation for each year will be the higher of the two taxes. If in a fiscal year, however, minimum notional income tax obligation exceeds income tax liability, the surplus will be computable as a payment in advance of income tax through the next ten years.

As of the closing date hereof, the Company’s Management analyzed the receivable’s recoverability, and allowances are created in as long as it is estimated that the amounts paid for this tax will not be recoverable within the statutory limitation period taking into consideration the Company’s current business plans. The Company’s Management will evaluate the evolution of this recoverability in future fiscal years.

4.26	Leases

Leases of property, plant and equipment where the Group, as lessor, has transferred all the risks and rewards of ownership are classified as finance leases (Note 18.2). Finance leases are recognized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental rights, net of finance charges, are included in other current and non-current receivables. Each lease payment received is allocated between the receivable and finance income. The finance income is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the receivable for each period. The property, plant and equipment leased under finance leases is derecognized if there is reasonable certainty that the Group will assign ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases (Note 18.1). Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Lease income from operating leases where the Group is a lessor is recognised in income on a straight-line basis over the lease term (Note 18.1). The respective leased assets are included in the Consolidated Statement of Financial Position based on their nature.